Fair Value (Details 1) - Fair Value, Inputs, Level 3 [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.89%	2.10%
Expected life of option grants	5 years	5 years
Expected volatility of underlying stock	200.00%	47.09%
Dividends assumption